TRADE AND OTHER ACCOUNTS PAYABLES	12 Months Ended
Dec. 31, 2023
Disclosure Of Trade And Other Payables [Abstract]
TRADE AND OTHER ACCOUNTS PAYABLES	TRADE AND OTHER ACCOUNTS PAYABLES
The composition of Trade and other accounts payables is as follows:

	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Current
(a) Trade and other accounts payables	1,408,201	1,271,590
(b) Accrued liabilities	357,078	356,402
Total trade and other accounts payables	1,765,279	1,627,992

(a)     Trade and other accounts payable:

	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$

Trade creditors	1,176,985	904,964
Other accounts payable	231,216	366,626
Total	1,408,201	1,271,590
The details of Trade and other accounts payables are as follows:

	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$

Boarding Fees	249,291	208,783
Maintenance	167,466	100,823
Airport charges and overflight	138,901	89,966
Handling and ground handling	133,114	130,482
Suppliers technical purchases	126,302	123,743
Leases, maintenance and IT services	100,842	83,751
Other personnel expenses	96,351	116,244
Aircraft Fuel	94,878	44,153
Professional services and advisory	63,756	134,191
Services on board	58,365	42,545
Marketing	51,035	37,928
Air companies	26,371	8,182
Crew	25,936	11,511
Agencies sales commissions	16,899	9,852
Aircraft Insurance	12,256	7,241
Others	46,438	122,195
Total trade and other accounts payables	1,408,201	1,271,590

(b) Liabilities accrued:

	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$

Aircraft and engine maintenance	129,473	184,753
Accrued personnel expenses	97,733	81,857
Accounts payable to personnel (1)	114,769	81,508
Others accrued liabilities	15,103	8,284
Total accrued liabilities	357,078	356,402

(1) Participation in profits and bonuses (Note 22 letter b).